Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		2 Months Ended	12 Months Ended	10 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Nov. 11, 2012 Predecessor [Member]
Net loss	$ (2,968,000)	$ (1,830,000)	$ (4,947,000)	$ (2,623,000)	$ (375,000)	$ (7,130,000)	$ (6,548,000)
Weighted average number of common shares outstanding, Basic and diluted	72,462,000	65,450,000	72,508,000	64,257,000	60,883,000	67,803,000
Net loss attributable to common stockholders per share, Basic and diluted	$ (0.04)	$ (0.03)	$ (0.07)	$ (0.04)	$ (0.01)	$ (0.11)